Distribution Date:	10/18/21	Wells Fargo Commercial Mortgage Trust 2016-NXS6
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-NXS6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Trimont Real Estate Advisors, LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	18		3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000KAY1	1.417000%	27,042,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000KAZ8	2.399000%	115,788,000.00	103,300,000.13	0.00	206,513.92	0.00	0.00	206,513.92	103,300,000.13	31.68%	30.00%
A-3	95000KBA2	2.642000%	150,000,000.00	150,000,000.00	0.00	330,250.00	0.00	0.00	330,250.00	150,000,000.00	31.68%	30.00%
A-4	95000KBB0	2.918000%	206,019,000.00	206,019,000.00	0.00	500,969.53	0.00	0.00	500,969.53	206,019,000.00	31.68%	30.00%
A-SB	95000KBC8	2.827000%	31,139,000.00	31,138,670.89	616,874.17	73,357.52	0.00	0.00	690,231.69	30,521,796.72	31.68%	30.00%
A-S	95000KBD6	3.377000%	48,267,000.00	48,267,000.00	0.00	135,831.38	0.00	0.00	135,831.38	48,267,000.00	24.95%	23.63%
B	95000KBG9	3.811000%	35,964,000.00	35,964,000.00	0.00	114,215.67	0.00	0.00	114,215.67	35,964,000.00	19.93%	18.88%
C	95000KBH7	4.297315%	35,963,000.00	35,963,000.00	0.00	128,786.95	0.00	0.00	128,786.95	35,963,000.00	14.92%	14.13%
D	95000KAJ4	3.059000%	43,535,000.00	43,535,000.00	0.00	110,977.97	0.00	0.00	110,977.97	43,535,000.00	8.84%	8.38%
E	95000KAL9	2.297315%	20,821,000.00	20,821,000.00	0.00	39,860.33	0.00	0.00	39,860.33	20,821,000.00	5.94%	5.63%
F	95000KAN5	2.297315%	8,518,000.00	8,518,000.00	0.00	16,307.11	0.00	0.00	16,307.11	8,518,000.00	4.75%	4.50%
G	95000KAQ8	2.297315%	11,357,000.00	11,357,000.00	0.00	6,930.18	0.00	0.00	6,930.18	11,357,000.00	3.17%	3.00%
H*	95000KAS4	2.297315%	22,713,952.00	22,713,952.00	0.00	0.00	0.00	0.00	0.00	22,713,952.00	0.00%	0.00%
V	95000KAU9	0.000000%	0.01	0.00	0.00	183,250.00	0.00	0.00	183,250.00	0.00	0.00%	0.00%
R	95000KAW5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			757,126,952.02	717,596,623.02	616,874.17	1,847,250.56	0.00	0.00	2,464,124.73	716,979,748.85

Notional Certificates
X-A	95000KBE4	1.578815%	529,988,000.00	490,457,671.02	0.00	645,284.96	0.00	0.00	645,284.96	489,840,796.85
X-B	95000KBF1	0.515090%	120,194,000.00	120,194,000.00	0.00	51,592.23	0.00	0.00	51,592.23	120,194,000.00
X-D	95000KAA3	1.238315%	43,535,000.00	43,535,000.00	0.00	44,925.04	0.00	0.00	44,925.04	43,535,000.00
X-E	95000KAC9	2.000000%	20,821,000.00	20,821,000.00	0.00	34,701.67	0.00	0.00	34,701.67	20,821,000.00
X-FG	95000KAE5	2.000000%	19,875,000.00	19,875,000.00	0.00	33,125.00	0.00	0.00	33,125.00	19,875,000.00
X-H	95000KAG0	2.000000%	22,713,952.00	22,713,952.00	0.00	37,856.59	0.00	0.00	37,856.59	22,713,952.00
Notional SubTotal			757,126,952.00	717,596,623.02	0.00	847,485.49	0.00	0.00	847,485.49	716,979,748.85

Deal Distribution Total					616,874.17	2,694,736.05	0.00	0.00	3,311,610.22

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000KAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000KAZ8	892.14771937	0.00000000	1.78355201	0.00000000	0.00000000	0.00000000	0.00000000	1.78355201	892.14771937
A-3	95000KBA2	1,000.00000000	0.00000000	2.20166667	0.00000000	0.00000000	0.00000000	0.00000000	2.20166667	1,000.00000000
A-4	95000KBB0	1,000.00000000	0.00000000	2.43166664	0.00000000	0.00000000	0.00000000	0.00000000	2.43166664	1,000.00000000
A-SB	95000KBC8	999.98943094	19.81033977	2.35580847	0.00000000	0.00000000	0.00000000	0.00000000	22.16614824	980.17909117
A-S	95000KBD6	1,000.00000000	0.00000000	2.81416661	0.00000000	0.00000000	0.00000000	0.00000000	2.81416661	1,000.00000000
B	95000KBG9	1,000.00000000	0.00000000	3.17583333	0.00000000	0.00000000	0.00000000	0.00000000	3.17583333	1,000.00000000
C	95000KBH7	1,000.00000000	0.00000000	3.58109585	0.00000000	0.00000000	0.00000000	0.00000000	3.58109585	1,000.00000000
D	95000KAJ4	1,000.00000000	0.00000000	2.54916665	0.00000000	0.00000000	0.00000000	0.00000000	2.54916665	1,000.00000000
E	95000KAL9	1,000.00000000	0.00000000	1.91442918	0.00000000	0.00000000	0.00000000	0.00000000	1.91442918	1,000.00000000
F	95000KAN5	1,000.00000000	0.00000000	1.91442944	0.00000000	0.00000000	0.00000000	0.00000000	1.91442944	1,000.00000000
G	95000KAQ8	1,000.00000000	0.00000000	0.61021220	1.30421678	4.92986792	0.00000000	0.00000000	0.61021220	1,000.00000000
H	95000KAS4	1,000.00000000	0.00000000	0.00000000	1.91442907	28.97919790	0.00000000	0.00000000	0.00000000	1,000.00000000
V	95000KAU9	0.00000000	0.00000000	18,325,000,000.000000	0.00000000	0.00000000	0.00000000	0.00000000	18,325,000,000.000000	0.00000000
				00					00
R	95000KAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000KBE4	925.41278486	0.00000000	1.21754636	0.00000000	0.00000000	0.00000000	0.00000000	1.21754636	924.24884497
X-B	95000KBF1	1,000.00000000	0.00000000	0.42924131	0.00000000	0.00000000	0.00000000	0.00000000	0.42924131	1,000.00000000
X-D	95000KAA3	1,000.00000000	0.00000000	1.03192925	0.00000000	0.00000000	0.00000000	0.00000000	1.03192925	1,000.00000000
X-E	95000KAC9	1,000.00000000	0.00000000	1.66666683	0.00000000	0.00000000	0.00000000	0.00000000	1.66666683	1,000.00000000
X-FG	95000KAE5	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
X-H	95000KAG0	1,000.00000000	0.00000000	1.66666681	0.00000000	0.00000000	0.00000000	0.00000000	1.66666681	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	206,513.92	0.00	206,513.92	0.00	0.00	0.00	206,513.92	0.00
A-3	09/01/21 - 09/30/21	30	0.00	330,250.00	0.00	330,250.00	0.00	0.00	0.00	330,250.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	500,969.53	0.00	500,969.53	0.00	0.00	0.00	500,969.53	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	73,357.52	0.00	73,357.52	0.00	0.00	0.00	73,357.52	0.00
X-A	09/01/21 - 09/30/21	30	0.00	645,284.96	0.00	645,284.96	0.00	0.00	0.00	645,284.96	0.00
X-B	09/01/21 - 09/30/21	30	0.00	51,592.23	0.00	51,592.23	0.00	0.00	0.00	51,592.23	0.00
X-D	09/01/21 - 09/30/21	30	0.00	44,925.04	0.00	44,925.04	0.00	0.00	0.00	44,925.04	0.00
X-E	09/01/21 - 09/30/21	30	0.00	34,701.67	0.00	34,701.67	0.00	0.00	0.00	34,701.67	0.00
X-FG	09/01/21 - 09/30/21	30	0.00	33,125.00	0.00	33,125.00	0.00	0.00	0.00	33,125.00	0.00
X-H	09/01/21 - 09/30/21	30	0.00	37,856.59	0.00	37,856.59	0.00	0.00	0.00	37,856.59	0.00
A-S	09/01/21 - 09/30/21	30	0.00	135,831.38	0.00	135,831.38	0.00	0.00	0.00	135,831.38	0.00
B	09/01/21 - 09/30/21	30	0.00	114,215.67	0.00	114,215.67	0.00	0.00	0.00	114,215.67	0.00
C	09/01/21 - 09/30/21	30	0.00	128,786.95	0.00	128,786.95	0.00	0.00	0.00	128,786.95	0.00
D	09/01/21 - 09/30/21	30	0.00	110,977.97	0.00	110,977.97	0.00	0.00	0.00	110,977.97	0.00
E	09/01/21 - 09/30/21	30	0.00	39,860.33	0.00	39,860.33	0.00	0.00	0.00	39,860.33	0.00
F	09/01/21 - 09/30/21	30	0.00	16,307.11	0.00	16,307.11	0.00	0.00	0.00	16,307.11	0.00
G	09/01/21 - 09/30/21	30	41,097.84	21,742.17	0.00	21,742.17	14,811.99	0.00	0.00	6,930.18	55,988.51
H	09/01/21 - 09/30/21	30	613,573.21	43,484.25	0.00	43,484.25	43,484.25	0.00	0.00	0.00	658,232.11
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	183,250.00	0.00
Totals			654,671.05	2,569,782.29	0.00	2,569,782.29	58,296.24	0.00	0.00	2,694,736.05	714,220.62

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,311,610.22
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,580,058.10	Master Servicing Fee	4,156.90
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,493.98
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	299.00
ARD Interest	183,250.00	Operating Advisor Fee	862.50
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	173.42
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,763,308.10	Total Fees	10,275.80

Principal		Expenses/Reimbursements
Scheduled Principal	616,874.17	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	42,854.68
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,375.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,066.57
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	616,874.17	Total Expenses/Reimbursements	58,296.25

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,694,736.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	616,874.17
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,311,610.22
Total Funds Collected	3,380,182.27	Total Funds Distributed	3,380,182.27

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	717,596,623.79	717,596,623.79	Beginning Certificate Balance	717,596,623.02
(-) Scheduled Principal Collections	616,874.17	616,874.17	(-) Principal Distributions	616,874.17
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	716,979,749.62	716,979,749.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	717,633,953.74	717,633,953.74	Ending Certificate Balance	716,979,748.85
Ending Actual Collateral Balance	716,998,995.42	716,998,995.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	12,034,089.23	1.68%	58	4.5111	NAP	Defeased	3	12,034,089.23	1.68%	58	4.5111	NAP
2,000,000 or less	1	1,505,973.82	0.21%	59	4.6400	1.733500	1.30 or less	9	133,288,843.78	18.59%	55	4.5965	0.560905
2,000,001 to 3,000,000	3	7,396,641.20	1.03%	59	4.3604	2.412909	1.31 to 1.40	7	94,368,244.58	13.16%	53	4.3299	1.327492
3,000,001 to 4,000,000	6	21,752,111.27	3.03%	58	4.8777	1.774010	1.41 to 1.50	2	11,081,353.25	1.55%	58	4.4578	1.498448
4,000,001 to 5,000,000	6	26,340,109.58	3.67%	47	4.5365	2.045916	1.51 to 1.75	8	101,500,276.88	14.16%	58	4.6351	1.633456
5,000,001 to 6,000,000	5	27,840,031.47	3.88%	58	4.6181	1.817943	1.76 to 2.00	11	151,619,181.07	21.15%	44	4.7157	1.892133
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	12,656,279.72	1.77%	58	4.5891	2.132219
7,000,001 to 8,000,000	3	22,620,055.42	3.15%	59	4.6580	0.740775	2.26 to 2.50	1	19,500,000.00	2.72%	59	3.4500	2.469800
8,000,001 to 9,000,000	2	16,830,084.15	2.35%	29	4.0081	2.222823	2.51 to 2.75	3	55,034,755.35	7.68%	55	3.8485	2.656609
9,000,001 to 10,000,000	3	29,598,814.39	4.13%	34	4.4110	1.578587	2.76 to 3.00	4	53,300,000.00	7.43%	(1)	3.4820	2.970000
10,000,001 to 15,000,000	4	50,380,050.36	7.03%	59	4.3988	2.226565	3.01 or greater	5	72,596,725.76	10.13%	43	3.5829	3.633780
15,000,001 to 20,000,000	9	165,640,893.33	23.10%	27	4.0231	2.130976	Totals	56	716,979,749.62	100.00%	48	4.3143	1.859981
20,000,001 to 30,000,000	8	208,860,630.33	29.13%	56	4.1482	1.817816
30,000,001 to 50,000,000	3	126,180,265.07	17.60%	54	4.6584	1.612886
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	56	716,979,749.62	100.00%	48	4.3143	1.859981
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	12,034,089.23	1.68%	58	4.5111	NAP
							Defeased	4	12,034,089.23	1.68%	58	4.5111	NAP
California	9	77,078,558.04	10.75%	34	4.4828	1.764876
							Industrial	1	2,551,269.10	0.36%	59	4.2500	1.507300
Colorado	1	5,100,000.00	0.71%	60	4.5000	3.547700
							Lodging	8	87,594,526.39	12.22%	57	4.8125	0.518295
Florida	5	47,616,939.70	6.64%	59	3.8262	2.605290
							Mixed Use	4	121,217,286.47	16.91%	57	4.0552	2.471284
Georgia	3	22,956,052.82	3.20%	52	4.2908	1.369807
							Multi-Family	9	109,929,471.69	15.33%	53	4.4391	1.533559
Illinois	1	21,646,169.03	3.02%	50	4.1798	2.742600
							Office	20	194,574,294.16	27.14%	36	4.1692	2.324389
Indiana	7	19,331,676.90	2.70%	60	4.8810	1.622500
							Retail	23	189,078,812.58	26.37%	46	4.3148	1.814678
Kansas	1	7,986,688.28	1.11%	60	4.8500	(0.279400)
							Totals	69	716,979,749.62	100.00%	48	4.3143	1.859981
Kentucky	1	4,229,151.58	0.59%	57	5.1000	1.991400
Louisiana	1	41,980,265.07	5.86%	59	4.4615	1.672300
Maryland	2	10,754,552.96	1.50%	59	4.7600	1.563000
Massachusetts	1	5,653,716.87	0.79%	58	5.0000	0.846800
Michigan	1	11,125,497.40	1.55%	60	5.0240	1.762200
Mississippi	2	5,638,110.55	0.79%	55	4.9536	1.228124
Nevada	1	2,496,725.76	0.35%	59	4.5300	3.972900
New Jersey	5	73,300,000.00	10.22%	(1)	3.4820	3.016985
New York	9	235,418,555.57	32.83%	55	4.2346	1.800639
Ohio	3	19,573,387.95	2.73%	58	4.6428	1.888051
Pennsylvania	4	42,118,600.83	5.87%	58	4.5023	0.807824
South Carolina	1	16,037,403.09	2.24%	56	5.1830	1.297600
Texas	5	28,557,370.65	3.98%	50	4.7874	1.020793
Virginia	1	3,997,591.00	0.56%	59	5.0550	1.976400
Wisconsin	1	2,348,646.34	0.33%	60	4.3000	1.738300
Totals	69	716,979,749.62	100.00%	48	4.3143	1.859981

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	12,034,089.23	1.68%	58	4.5111	NAP	Defeased	3	12,034,089.23	1.68%	58	4.5111	NAP
	3.500% or less	9	167,800,000.00	23.40%	33	3.4754	3.098630	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	54,292,854.03	7.57%	55	3.8469	1.254319	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	52,747,538.70	7.36%	55	4.1965	2.218217	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	5	124,428,911.41	17.35%	54	4.4228	1.640411	49 months or greater	53	704,945,660.39	98.32%	48	4.3109	1.862235
	4.501% to 4.750%	16	154,318,314.95	21.52%	44	4.6110	1.106408	Totals	56	716,979,749.62	100.00%	48	4.3143	1.859981
	4.751% to 5.000%	7	70,232,162.85	9.80%	58	4.8646	1.291196
	5.001% or 5.250%	6	42,751,367.01	5.96%	58	5.1030	1.609932
	5.251% or 5.500%	1	34,200,000.00	4.77%	54	5.2782	1.975900
	5.501% to 6.000%	1	4,174,511.44	0.58%	58	5.6000	1.384300
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	716,979,749.62	100.00%	48	4.3143	1.859981
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	12,034,089.23	1.68%	58	4.5111	NAP	Defeased	3	12,034,089.23	1.68%	58	4.5111	NAP
	84 months or less	53	704,945,660.39	98.32%	48	4.3109	1.862235	Interest Only	18	378,796,169.03	52.83%	40	4.0903	2.244649
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	64,452,829.61	8.99%	56	4.5734	1.302772
	Totals	56	716,979,749.62	100.00%	48	4.3143	1.859981	241 months to 300 months	26	261,696,661.75	36.50%	57	4.5657	1.446495
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	716,979,749.62	100.00%	48	4.3143	1.859981
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	12,034,089.23	1.68%	58	4.5111	NAP				None
Underwriter's Information		8	133,300,000.00	18.59%	29	3.7342	2.632416
	12 months or less	42	513,317,406.54	71.59%	54	4.3831	1.649486
	13 months to 24 months	3	58,328,253.85	8.14%	35	4.9935	1.974407
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	716,979,749.62	100.00%	48	4.3143	1.859981
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306590001	MF	Long Island City	NY	Actual/360	4.400%	183,320.83	0.00	0.00	N/A	01/05/26	--	50,000,000.00	50,000,000.00	10/05/21
1A	306591001	MF	Long Island City	NY	Actual/360	4.400%	91,660.42	0.00	0.00	N/A	01/05/26	--	25,000,000.00	25,000,000.00	10/05/21
2	306590002	OF	Plainsboro	NJ	Actual/360	3.482%	58,033.33	0.00	0.00	09/05/21	04/30/31	--	20,000,000.00	20,000,000.00	10/05/21
2A	306591002	OF	Plainsboro	NJ	Actual/360	3.482%	58,033.33	0.00	0.00	09/05/21	04/30/31	--	20,000,000.00	20,000,000.00	10/05/21
2B	306591102	OF	Plainsboro	NJ	Actual/360	3.482%	58,033.33	0.00	0.00	09/05/21	04/30/31	--	20,000,000.00	20,000,000.00	10/05/21
2C	306591202	OF	Plainsboro	NJ	Actual/360	3.482%	24,083.83	0.00	0.00	09/05/21	04/30/31	--	8,300,000.00	8,300,000.00	10/05/21
2D	306591302	OF	Plainsboro	NJ	Actual/360	3.482%	14,508.33	0.00	0.00	09/05/21	04/30/31	--	5,000,000.00	5,000,000.00	10/05/21
3	306590003	MU	Middle Village	NY	Actual/360	3.482%	87,050.00	0.00	0.00	N/A	09/05/26	--	30,000,000.00	30,000,000.00	10/05/21
3A	306591003	MU	Middle Village	NY	Actual/360	3.482%	87,050.00	0.00	0.00	N/A	09/05/26	--	30,000,000.00	30,000,000.00	10/05/21
4	306590004	OF	New Orleans	LA	Actual/360	4.462%	156,332.15	68,054.95	0.00	N/A	09/05/26	--	42,048,320.02	41,980,265.07	10/05/21
5	306590005	RT	Miami	FL	Actual/360	3.450%	56,062.50	0.00	0.00	N/A	09/01/26	--	19,500,000.00	19,500,000.00	10/01/21
5A	306591005	RT	Miami	FL	Actual/360	3.450%	43,125.00	0.00	0.00	N/A	09/01/26	--	15,000,000.00	15,000,000.00	10/01/21
6	306590006	MU	New York	NY	Actual/360	5.278%	150,428.70	0.00	0.00	N/A	04/05/26	--	34,200,000.00	34,200,000.00	02/05/20
7	306590007	RT	Lynwood	CA	Actual/360	4.598%	76,635.17	0.00	0.00	N/A	07/05/21	--	20,000,000.00	20,000,000.00	09/05/21
7A	306591007	RT	Lynwood	CA	Actual/360	4.598%	38,317.58	0.00	0.00	N/A	07/05/21	--	10,000,000.00	10,000,000.00	09/05/21
8	306590008	MU	Mount Kisco	NY	Actual/360	3.780%	85,275.09	54,170.77	0.00	N/A	08/10/26	--	27,071,457.24	27,017,286.47	10/10/21
9	306590009	OF	Various	Various	Actual/360	4.881%	105,018.10	43,262.19	0.00	N/A	10/06/26	--	25,818,831.39	25,775,569.20	10/06/21
10	306590010	LO	New York	NY	Actual/360	4.725%	104,934.38	0.00	0.00	N/A	03/05/26	--	26,650,000.00	26,650,000.00	02/05/21
11	310934908	LO	King Of Prussia	PA	Actual/360	4.530%	86,117.59	40,999.76	0.00	N/A	07/11/26	--	22,812,605.39	22,771,605.63	10/11/21
12	306590012	OF	Northbrook	IL	Actual/360	4.180%	75,397.97	0.00	0.00	N/A	12/05/25	--	21,646,169.03	21,646,169.03	10/05/21
13	301741120	RT	Columbus	GA	Actual/360	3.944%	56,936.84	48,013.10	0.00	N/A	12/06/25	--	17,323,580.66	17,275,567.56	10/06/21
14	301461027	RT	Pasadena	TX	Actual/360	4.750%	65,618.46	26,713.12	0.00	N/A	09/06/25	--	16,577,295.60	16,550,582.48	10/06/21
15	301741137	RT	Bluffton	SC	Actual/360	5.183%	69,381.62	26,255.06	0.00	N/A	06/06/26	--	16,063,658.15	16,037,403.09	10/06/21
16	310936312	RT	Pleasanton	CA	Actual/360	4.200%	57,050.00	22,659.80	0.00	N/A	09/11/26	--	16,300,000.00	16,277,340.20	10/11/21
17	306590017	OF	Akron	OH	Actual/360	4.650%	52,312.50	0.00	0.00	10/05/26	10/05/36	--	13,500,000.00	13,500,000.00	10/05/21
18	306590018	LO	Southaven	MI	Actual/360	5.024%	46,689.94	26,558.71	0.00	N/A	10/06/26	--	11,152,056.11	11,125,497.40	10/06/21
19	306590019	OF	Various	MD	Actual/360	4.760%	42,728.47	17,330.31	0.00	N/A	09/06/26	--	10,771,883.27	10,754,552.96	10/06/21
20	301741140	RT	Various	Various	Actual/360	4.790%	38,374.42	14,817.78	0.00	10/06/25	10/06/45	--	9,613,632.17	9,598,814.39	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
21	306590021	RT	New York	NY	Actual/360	3.860%	32,166.67	0.00	0.00	N/A	08/05/26	--	10,000,000.00	10,000,000.00	10/05/21
22	301741152	LO	Overland Park	KS	Actual/360	4.850%	32,358.23	19,471.33	0.00	N/A	10/06/26	--	8,006,159.61	7,986,688.28	06/06/21
23	306590023	MF	Los Angeles	CA	Actual/360	4.520%	32,177.74	12,678.90	0.00	N/A	08/05/26	--	8,542,763.05	8,530,084.15	10/05/21
24	301741153	RT	Wind Gap Borough	PA	Actual/360	4.210%	26,569.31	14,067.57	0.00	N/A	10/06/26	--	7,573,199.88	7,559,132.31	10/06/21
25	301741148	LO	Exton	PA	Actual/360	4.920%	29,075.37	17,319.71	0.00	N/A	08/06/26	--	7,091,554.54	7,074,234.83	10/06/21
26	301741142	RT	Kissimmee	FL	Actual/360	4.540%	22,432.12	15,239.99	0.00	N/A	07/06/26	--	5,929,195.56	5,913,955.57	10/06/21
27	306590027	RT	Pittsfield	MA	Actual/360	5.000%	23,596.40	9,418.13	0.00	N/A	08/06/26	--	5,663,135.00	5,653,716.87	10/06/21
29	306590029	MF	Hawthorne	CA	Actual/360	4.520%	21,616.85	8,517.62	0.00	N/A	08/05/26	--	5,738,986.20	5,730,468.58	10/05/21
30	306590030	MF	Los Angeles	CA	Actual/360	4.520%	20,528.25	8,088.69	0.00	N/A	08/05/26	--	5,449,979.14	5,441,890.45	10/05/21
32	306590032	RT	Pocatello	ID	Actual/360	4.585%	18,564.68	12,273.63	0.00	N/A	09/06/26	--	4,858,272.84	4,845,999.21	10/06/21
33	301741145	RT	Westfall Township	PA	Actual/360	4.210%	16,581.02	12,552.03	0.00	N/A	08/06/26	--	4,726,180.09	4,713,628.06	10/06/21
34	306590034	RT	Colorado Springs	CO	Actual/360	4.500%	19,125.00	0.00	0.00	N/A	10/06/26	--	5,100,000.00	5,100,000.00	10/06/21
35	306590035	OF	Louisville	KY	Actual/360	5.100%	18,003.53	6,972.16	0.00	N/A	07/06/26	--	4,236,123.74	4,229,151.58	10/06/21
36	301741150	LO	Emporia	VA	Actual/360	5.055%	16,880.17	9,570.78	0.00	N/A	09/06/26	--	4,007,161.78	3,997,591.00	10/06/21
37	306590037	LO	Savannah	GA	Actual/360	5.600%	19,510.56	6,322.99	0.00	N/A	08/05/26	--	4,180,834.43	4,174,511.44	10/05/21
38	301741147	MF	North Canton	OH	Actual/360	4.550%	15,677.58	6,492.65	0.00	N/A	08/06/26	--	4,134,746.50	4,128,253.85	10/06/21
39	306590039	LO	Yulee	FL	Actual/360	5.100%	16,250.03	9,138.51	0.00	N/A	08/06/26	--	3,823,536.32	3,814,397.81	10/06/21
40	306590040	MF	Los Angeles	CA	Actual/360	4.520%	15,445.78	6,086.06	0.00	N/A	08/05/26	--	4,100,650.71	4,094,564.65	10/05/21
41	301741149	OF	Virginia Beach	VA	Actual/360	3.800%	11,283.47	7,121.85	0.00	N/A	08/06/26	--	3,563,200.02	3,556,078.17	10/06/21
42	301741141	SS	Various	GA	Actual/360	5.108%	15,485.72	5,980.22	0.00	N/A	07/06/26	--	3,637,992.07	3,632,011.85	10/06/21
43	306590043	RT	Brookhaven	MS	Actual/360	5.050%	14,952.88	5,832.56	0.00	N/A	09/06/26	--	3,553,158.69	3,547,326.13	10/06/21
44	306590044	MF	Los Angeles	CA	Actual/360	4.520%	13,289.36	5,236.37	0.00	N/A	08/05/26	--	3,528,149.79	3,522,913.42	10/05/21
45	306590045	MF	Los Angeles	CA	Actual/360	4.520%	13,132.37	5,174.51	0.00	N/A	08/05/26	--	3,486,471.10	3,481,296.59	10/05/21
46	306590046	OF	Altamonte Springs	FL	Actual/360	4.977%	14,071.30	4,132.87	0.00	N/A	08/06/26	--	3,392,719.19	3,388,586.32	10/06/21
47	410934627	IN	Long Island City	NY	Actual/360	4.250%	9,071.60	10,124.67	0.00	N/A	09/11/26	--	2,561,393.77	2,551,269.10	10/11/21
48	410933737	RT	Reedsburg	WI	Actual/360	4.300%	8,431.43	4,311.51	0.00	N/A	10/11/26	--	2,352,957.85	2,348,646.34	10/11/21
49	600934766	RT	Paradise	NV	Actual/360	4.530%	9,437.50	3,274.24	0.00	N/A	09/11/26	--	2,500,000.00	2,496,725.76	10/11/21
50	410936211	RT	Suwanee	GA	Actual/360	4.640%	5,833.30	2,639.07	0.00	N/A	09/11/26	--	1,508,612.89	1,505,973.82	10/11/21
Totals							2,580,058.10	616,874.17	0.00				717,596,623.79	716,979,749.62
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,626,444.27	4,291,650.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,504,458.40	9,328,551.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,422,270.33	9,765,947.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,236,158.00	2,559,884.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,544,225.00	6,877,014.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,855,847.00	0.00	--	--	10/13/21	9,752,258.94	514,025.22	107,121.16	2,512,300.10	275,657.13	0.00
7	9,837,695.00	5,052,590.00	01/01/20	06/30/20	--	0.00	0.00	76,551.84	76,551.84	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	38,275.93	38,275.93	0.00	0.00
8	4,375,803.53	2,120,990.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,096,709.80	1,498,183.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(221,796.00)	0.00	--	--	--	0.00	0.00	414,749.90	414,749.90	0.00	0.00
11	217,370.10	473,981.34	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,254,555.49	1,267,143.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	7,906,617.13	3,747,016.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,151,523.27	411,471.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,467,558.00	811,222.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	998,202.00	691,247.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,191,350.00	596,190.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	970,720.19	852,772.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,328,669.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,698,791.23	1,473,435.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	466,306.47	260,038.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	(365,023.05)	(75,738.09)	07/01/20	06/30/21	--	0.00	0.00	51,277.68	51,277.68	0.00	0.00
23	836,114.46	414,588.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	966,028.02	492,463.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	256,778.64	546,913.86	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	712,012.98	357,222.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	593,779.50	195,991.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	662,561.23	347,196.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	2,523.64	0.00
30	598,676.39	146,671.74	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	748,765.97	396,258.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	951,749.94	411,633.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	649,868.68	164,032.14	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	529,897.61	701,712.33	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	104,140.71	489,246.12	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	480,087.00	289,961.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
39	493,237.36	740,537.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	389,556.20	203,879.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	331,704.39	143,769.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	310,833.94	155,899.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	308,173.83	154,469.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	436,392.30	241,920.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	426,548.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	267,300.00	133,650.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	296,931.00	237,030.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	159,037.24	100,557.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	115,074,632.51	59,069,195.64				9,752,258.94	514,025.22	687,976.51	3,093,155.45	278,180.77	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	34,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.314302%	4.274734%	48
09/17/21	0	0.00	0	0.00	1	34,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,232,854.11	4.314184%	4.274634%	49
08/17/21	0	0.00	0	0.00	3	66,089,254.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.326639%	4.285465%	50
07/16/21	0	0.00	0	0.00	3	66,095,621.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.332681%	4.282582%	50
06/17/21	0	0.00	0	0.00	3	66,102,834.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.332578%	4.282501%	51
05/17/21	0	0.00	0	0.00	2	39,459,131.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.332431%	4.279611%	52
04/16/21	0	0.00	0	0.00	3	66,116,276.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.332329%	4.277074%	53
03/17/21	0	0.00	0	0.00	3	66,122,503.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.332133%	4.276892%	54
02/18/21	0	0.00	0	0.00	3	66,131,348.30	0	0.00	0	0.00	2	15,347,161.24	0	0.00	0	0.00	4.332069%	4.276845%	55
01/15/21	0	0.00	0	0.00	4	74,293,465.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.331950%	4.276739%	56
12/17/20	2	18,620,495.92	1	5,293,614.52	3	69,023,661.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.331806%	4.276609%	57
11/18/20	1	5,300,586.45	0	0.00	6	106,299,486.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.331707%	4.276524%	58
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	306590006 02/05/20		19	6	107,121.16	2,512,300.10	326,722.66	34,200,000.00	05/15/20	2
7	306590007 09/05/21		0	5	76,551.84	76,551.84	0.00	20,000,000.00	10/09/20	11	04/14/21
7A	306591007 09/05/21		0	5	38,275.93	38,275.93	0.00	10,000,000.00	10/09/20	11	04/14/21
Totals					221,948.93	2,627,127.87	326,722.66	64,200,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		30,000,000	0	30,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		16,550,582	16,550,582	0		0
49 - 60 Months		574,030,353	539,830,353	34,200,000		0
> 60 Months		96,398,814	96,398,814	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	716,979,750	652,779,750	0	0	34,200,000	0
Sep-21	717,596,624	653,396,624	30,000,000	0	34,200,000	0
Aug-21	723,383,733	627,294,478	0	0	96,089,255	0
Jul-21	729,488,943	633,393,321	0	0	96,095,622	0
Jun-21	730,085,436	663,982,601	0	0	66,102,835	0
May-21	730,637,394	691,178,263	0	0	39,459,131	0
Apr-21	731,229,452	665,113,175	0	0	66,116,276	0
Mar-21	731,776,845	665,654,341	0	0	66,122,504	0
Feb-21	732,449,426	666,318,078	0	0	66,131,348	0
Jan-21	732,991,944	658,698,479	0	0	74,293,466	0
Dec-20	733,532,300	640,594,528	18,620,496	5,293,615	69,023,662	0
Nov-20	734,113,173	622,513,099	5,300,586	0	106,299,487	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	306590006	34,200,000.00	34,200,000.00	31,000,000.00	02/11/21	3,616,435.00	1.97590	12/31/19	04/05/26	I/O
7	306590007	20,000,000.00	20,000,000.00	170,000,000.00	10/28/20	4,820,253.00	1.95080	06/30/20	07/05/21	I/O
7A	306591007	10,000,000.00	10,000,000.00		--	9,525,218.00	1.85000	--	07/05/21	I/O
Totals		64,200,000.00	64,200,000.00	201,000,000.00		17,961,906.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	306590006	MU	NY	05/15/20	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

7	306590007	RT	CA	10/09/20	11
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

7A	306591007	RT	CA	10/09/20	11
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	306590010	26,650,000.00	4.72500%	26,650,000.00 4.72500%		10	03/24/21	04/05/20	09/11/20
11	310934908	23,314,832.45	4.53000%	23,314,832.45 4.53000%		10	07/02/20	07/11/20	09/11/20
22	301741152	8,333,973.39	4.85000%	8,333,973.39 4.85000%		10	11/06/20	10/06/20	01/08/21
25	301741148	7,382,897.74	4.92000%	7,382,897.74 4.92000%		10	10/16/20	10/16/20	11/05/20
Totals		65,681,703.58		65,681,703.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	306590031 09/17/21	5,239,254.58	4,700,000.00	5,768,756.73	311,410.16	5,768,756.73	5,457,346.57	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,239,254.58	4,700,000.00	5,768,756.73	311,410.16	5,768,756.73	5,457,346.57	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	306590031	09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	7,125.00	0.00	0.00	42,854.68	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	4,166.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	2,083.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	1,084.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	518.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	463.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,375.00	0.00	2,066.57	42,854.68	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		58,296.25

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27